Investments (Schedule Of Aging Of Unrealized Losses On Investments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Fair Value, Total	$ 651.0		$ 553.7
Unrealized Losses, Total	38.1		19.7
Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	546.3		539.6
Unrealized Losses, Total	28.5		18.9
U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	41.0	[1]	57.2	[2]
Unrealized Losses, Total	0	[1]	0.8	[2]
Non-U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	22.4
Unrealized Losses, Total	1.6
Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	2.1	[1]	125.5
Unrealized Losses, Total	0.3	[1]	2.9
Credit-Financial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	91.2		68.5
Unrealized Losses, Total	5.2		1.7
Credit-Industrial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	67.4		44.3
Unrealized Losses, Total	3.4		0.8
Credit-Utility [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	21.7		21.7
Unrealized Losses, Total	1.2		0.4
CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	32.1		26.5
Unrealized Losses, Total	0.2		0.5
CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	10.9		7.7
Unrealized Losses, Total	0.8		0.6
CMBS [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	4.9	[1]	14.0
Unrealized Losses, Total	0.3	[1]	0.9
ABS-Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	10.8		14.9
Unrealized Losses, Total	2.0		2.3
ABS-Non Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	4.3	[1],[2]	2.2	[1],[2]
Unrealized Losses, Total	0	[1],[2]	0	[1],[2]
Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	166.3		115.2
Unrealized Losses, Total	8.8		4.9
Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	71.2		41.9
Unrealized Losses, Total	4.7		3.1
Equity Securities [Member]
Schedule of Investments [Line Items]
Fair Value, Total	84.5
Unrealized Losses, Total	8.6
Equity Securities [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Total			9.8
Unrealized Losses, Total			0.8
Other Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Total	(1.0)
Unrealized Losses, Total	1.0
Short-term Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Total	21.2	[1]	4.3	[1]
Unrealized Losses, Total	0	[1]	0	[1]
Less Than One Year [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	613.9		461.4
Unrealized Losses, Less Than One Year	32.8		11.6
Unrealized losses one year or greater	0.1		0.1
Less Than One Year [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	509.4		447.3
Unrealized Losses, Less Than One Year	23.3		10.8
Less Than One Year [Member] | U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	41.0	[1]	55.2	[2]
Unrealized Losses, Less Than One Year	0	[1]	0.8	[2]
Less Than One Year [Member] | Non-U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	22.4
Unrealized Losses, Less Than One Year	1.6
Less Than One Year [Member] | Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	1.4	[1]	122.6
Unrealized Losses, Less Than One Year	0	[1]	2.6
Less Than One Year [Member] | Credit-Financial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	81.8		53.7
Unrealized Losses, Less Than One Year	3.8		0.6
Less Than One Year [Member] | Credit-Industrial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	67.4		44.3
Unrealized Losses, Less Than One Year	3.4		0.8
Less Than One Year [Member] | Credit-Utility [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	21.7		21.7
Unrealized Losses, Less Than One Year	1.2		0.4
Less Than One Year [Member] | CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	28.9		26.5
Unrealized Losses, Less Than One Year	0.1		0.5
Less Than One Year [Member] | CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	6.7		1.1
Unrealized Losses, Less Than One Year	0.2		0.3
Less Than One Year [Member] | CMBS [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	0.7	[1]	5.3
Unrealized Losses, Less Than One Year	0	[1]	0.1
Less Than One Year [Member] | ABS-Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	1.2		6.4
Unrealized Losses, Less Than One Year	0.1		0.3
Less Than One Year [Member] | ABS-Non Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	4.0	[1],[2]	1.5	[1],[2]
Unrealized Losses, Less Than One Year	0	[1],[2]	0	[1],[2]
Less Than One Year [Member] | Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	166.3		82.9
Unrealized Losses, Less Than One Year	8.8		3.1
Less Than One Year [Member] | Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	65.9		26.1
Unrealized Losses, Less Than One Year	4.1		1.3
Less Than One Year [Member] | Equity Securities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	84.3
Unrealized Losses, Less Than One Year	8.5
Less Than One Year [Member] | Equity Securities [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year			9.8
Unrealized Losses, Less Than One Year			0.8
Less Than One Year [Member] | Other Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	(1.0)
Unrealized Losses, Less Than One Year	1.0
Less Than One Year [Member] | Short-term Investments [Member]
Schedule of Investments [Line Items]
Fair Value, Less Than One Year	21.2	[1]	4.3	[1]
Unrealized Losses, Less Than One Year	0	[1]	0	[1]
One Year Or Greater [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	37.1		92.3
Unrealized Losses, One Year or Greater	5.3		8.1
Unrealized losses one year or greater	0.1		0.1
One Year Or Greater [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	36.9		92.3
Unrealized Losses, One Year or Greater	5.2		8.1
One Year Or Greater [Member] | U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0	[1]	2.0	[2]
Unrealized Losses, One Year or Greater	0	[1]	0	[2]
One Year Or Greater [Member] | Non-U.S. Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0
Unrealized Losses, One Year or Greater	0
One Year Or Greater [Member] | Obligations Of States And Political Subdivisions [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0.7	[1]	2.9
Unrealized Losses, One Year or Greater	0.3	[1]	0.3
One Year Or Greater [Member] | Credit-Financial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	9.4		14.8
Unrealized Losses, One Year or Greater	1.4		1.1
One Year Or Greater [Member] | Credit-Industrial [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0		0
Unrealized Losses, One Year or Greater	0		0
One Year Or Greater [Member] | Credit-Utility [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0		0
Unrealized Losses, One Year or Greater	0		0
One Year Or Greater [Member] | CMO/MBS-Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	3.2		0
Unrealized Losses, One Year or Greater	0.1		0
One Year Or Greater [Member] | CMO/MBS-Non Agency [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	4.2		6.6
Unrealized Losses, One Year or Greater	0.6		0.3
One Year Or Greater [Member] | CMBS [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	4.2	[1]	8.7
Unrealized Losses, One Year or Greater	0.3	[1]	0.8
One Year Or Greater [Member] | ABS-Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	9.6		8.5
Unrealized Losses, One Year or Greater	1.9		2.0
One Year Or Greater [Member] | ABS-Non Residential [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0.3	[1],[2]	0.7	[1],[2]
Unrealized Losses, One Year or Greater	0	[1],[2]	0	[1],[2]
One Year Or Greater [Member] | Foreign Denominated, Governments [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0		32.3
Unrealized Losses, One Year or Greater	0		1.8
One Year Or Greater [Member] | Foreign Denominated, Credit [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	5.3		15.8
Unrealized Losses, One Year or Greater	0.6		1.8
One Year Or Greater [Member] | Equity Securities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0.2
Unrealized Losses, One Year or Greater	0.1
One Year Or Greater [Member] | Equity Securities [Member] | Fixed Maturities [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater			0
Unrealized Losses, One Year or Greater			0
One Year Or Greater [Member] | Other Investments [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0
Unrealized Losses, One Year or Greater	0
One Year Or Greater [Member] | Short-term Investments [Member]
Schedule of Investments [Line Items]
Fair Value, One Year or Greater	0	[1]	0	[1]
Unrealized Losses, One Year or Greater	$ 0	[1]	$ 0	[1]

[1]	Unrealized losses less than one year are less than $0.1 million.
[2]	Unrealized losses one year or greater are less than $0.1 million